CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE NOTES
CONVERTIBLE NOTES

19. CONVERTIBLE NOTES

	December 31,	December 31,
	2018	2019
	RMB	RMB
2019 Notes	1,201,060	—
2020 Notes	—	330,934
2021 Notes	—	34,998
2024 Notes	—	1,638,485
Less: debt issuance cost	(12,868)	(6,977)
	1,188,192	1,997,440

Description of 2019 Notes

On June 9, 2018, the Company entered into a Convertible Note Purchase Agreement with CNCB (Hong Kong) Investment Limited (the “CNCB (Hong Kong)”), a company incorporated under the laws of Hong Kong. CNCB (Hong Kong) agreed to purchase convertible notes from the Company in the total principal amount of US$100 million (equivalent to RMB 686.3 million) bearing interest rate of 6% per annum. On June 12, 2018, the Company entered into the other Convertible Note Purchase Agreement with Golden Fortune Company Limited (the “Golden Fortune”), a company incorporated under the laws of the Cayman Islands and whose investment manager is ICBC Asset Management (Global) Company Limited. Golden Fortune agreed to purchase convertible notes from the Company in the total principal amount of US$75 million (equivalent to RMB 514.7 million) bearing interest rate of 6.5% per annum. Both of convertible notes (the “Notes”) would mature in 363 days since the offering date. CNCB (Hong Kong) and Golden Fortune may elect to convert their respective Notes into Class A ordinary shares from the 181st day after June 27, 2018 with conversion price per ordinary shares equal to 109.5% and 108% of IPO price per ordinary share, respectively. These two notes are together called 2019 Notes. The Company repaid the 2019 Notes shortly before due at the end of June 2019.

The Company has accounted for the 2019 Notes as a single instrument. The value of the 2019 Notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate. There was no BCF attribute to the 2019 Notes as the set conversion price for each of the Notes was greater than the fair value of the ordinary share at the date of the issuance.

Description of 2020 Notes

On July 12, 2019, the Company entered into a convertible note purchase agreement with PacificBridget Diamond CB Fund 1 with an aggregate principal amount of US$6.2 million bearing interest rate of 10% per annum due on July 12, 2020 and US$14.4 million bearing interest rate of 11% per annum due on October 12, 2020. Debt issuance cost was US$0.4 million. The Company also entered into a convertible note purchase agreement with PacificBridget Diamond CB Fund 2 on the same day with an aggregate principal amount of US$1.5 million bearing interest rate of 10% per annum due on July 12, 2020 and US$2.7 million bearing interest rate of 11% per annum due on October 12, 2020. Debt issuance cost was US$0.1 million and is being amortized to interest expense. The Notes may be converted, at an initial conversion rate of 200.4 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$4.99 per ADS) upon maturity.

On August 16, 2019, the Company entered into a convertible note purchase agreement with PacificBridget Inner Circle Mezzanine 1 with an aggregate principal amount of US$6.58 million bearing interest rate of 10% per annum due on August 16, 2020. Debt issuance cost was US$0.1 million. The Company also entered into a convertible note purchase agreement with PacificBridget TMT Mezzanine 1 on the same day with an aggregate principal amount of US$7.93 million bearing interest rate of 11% per annum due on November 12, 2020. Debt issuance cost was US$0.2 million and is being amortized to interest expense. The Notes may be converted, at an initial conversion rate of 198.06 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$5.05 per ADS) upon maturity.

On October 10, 2019, the Company entered into a convertible note purchase agreement with PacificBridget Global Mezzanine 1 with an aggregate principal amount of US$5.77 million bearing interest rate of 10% per annum due on October 9, 2020. Debt issuance cost was US$0.1 million and is being amortized to interest expense. The Notes may be converted, at an initial conversion rate of 196.08 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$5.10 per ADS) upon maturity.

Above convertible notes together are called 2020 Notes.

Description of 2021 Notes

On November 18, 2019, the Company entered into a convertible note purchase agreement with PacificBridge Overseas Pionner 1 with an aggregate principal amount of US$4.92 million bearing interest rate of 11% per annum due on February 7, 2021. Debt issuance cost was US$0.1 million and is being amortized to interest expense. 2021 Notes may be converted, at an initial conversion rate of 196.1 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$5.10 per ADS) upon maturity.

Description of 2024 Notes

The Company entered into a convertible note purchase agreement with affiliates of 58.com, Warburg Pincus, TPG and certain other investors on May 28, 2019, pursuant to which the Company issued and sold convertible notes in an aggregate principal amount of US$230 million on June 10, 2019 bearing 3.75% interest rate per annum due on June 9, 2024 ("2024 Notes"). Early redemption is permitted if requested by holders in advance in writing three years after June 9, 2019. 2024 Notes may be converted, at an initial conversion rate of 323.6246 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$3.09 per ADS) upon maturity.

The Company has accounted for the 2020 Notes, 2021 Notes and 2024 Notes as a single instrument each. The value of the 2020 Notes, 2021 Notes and 2024 Notes are measured by the cash received. The debt issuance cost was recorded as a reduction to the long-term debts and are amortized as interest expenses using the effective interest method.